Property and equipment	6 Months Ended
Feb. 28, 2022
Property and equipment

8.	Property and equipment

Cost	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2020	221,653	486,340	173,091	881,084
Additions	-	74,598	15,415	90,013
Disposals	-	(9,767)	-	(9,767)
Disposal of Motorsports	(2,631)	(47,645)	(18,118)	(68,394)
Effect of foreign exchange	-	2,660	(162)	2,498
February 28, 2021	219,022	506,186	170,226	895,434

August 31, 2021	218,851	603,607	173,044	995,502
Additions	-	46,111	1,560	47,671
Impairment	(153,193)	-	-	(153,193)
Held for sale - Eden Games	(7,613)	(323,150)	(53,910)	(384,673)
Foreign exchange	1,216	(20,606)	(3,076)	(22,466)
February 28, 2022	59,261	305,962	117,618	482,841

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Accumulated depreciation	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2020	57,517	307,508	106,670	471,695
Depreciation	2,214	50,531	13,142	65,887
Disposal of Motorsports	-	(11,068)	(9,910)	(20,978)
Foreign exchange	59	2,639	37	2,735
February 28, 2021	59,790	349,610	109,939	519,339

August 31, 2021	63,367	406,231	122,093	591,691
Depreciation	3,725	54,281	12,909	70,915
Held for sale - Eden Games	(7,361)	(285,353)	(48,392)	(341,106)
Foreign exchange	(470)	(2,734)	(2,708)	(5,912)
February 28, 2022	59,261	172,425	83,902	315,588

Net book value	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2021	155,484	197,376	50,951	403,811
February 28, 2022	-	133,537	33,716	167,253